S000055250 [Member] Annual Fund Operating Expenses - Multi-Manager Directional Alternative Strategies Fund	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Multi-Manager Directional Alternative Strategies Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.50%	[1]
Component2 Other Expenses	0.28%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	2.39%	[2]
Fee Waiver or Reimbursement	(0.30%)	[3]
Net Expenses (as a percentage of Assets)	2.09%

[1]	Other expenses have been restated to reflect current fees paid by the Fund.
[2]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, dividend expenses and borrowing costs on securities sold short, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2027, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.58% for Class Inst. Any difference in the annual rate relative to the annual rate noted in the last row of the above table (e.g., net expense ratio) is due to applicable exclusions under the agreement.